INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Investments
Schedule of condensed financial information of the reporting entity's non-consolidated equity method investments

	December 31, 2013 (Successor)
(In thousands)	NCM	DCIP	ORF	Other	Total
Current assets	$141,600	$140,353	$60,431	$14,069	$356,453
Noncurrent assets	557,600	1,124,517	10,341	24,281	1,716,739
Total assets	699,200	1,264,870	70,772	38,350	2,073,192
Current liabilities	122,400	34,919	69,530	6,301	233,150
Noncurrent liabilities	876,000	1,028,191	15,918	—	1,920,109
Total liabilities	998,400	1,063,110	85,448	6,301	2,153,259
Stockholders' equity (deficit)	(299,200)	201,760	(14,676)	32,049	(80,067)
Liabilities and stockholders' equity (deficit)	699,200	1,264,870	70,772	38,350	2,073,192

The Company's recorded investment(1)	$272,407	$45,831	$(1,920)	$11,592	$327,910

	December 31, 2012 (Successor)
(In thousands)	NCM	DCIP	ORF	Other	Total
Current assets	$112,100	$56,322	$42,712	$3,547	$214,681
Noncurrent assets	325,300	1,153,610	7,352	14,558	1,500,820
Total assets	437,400	1,209,932	50,064	18,105	1,715,501
Current liabilities	82,600	54,211	67,402	1,976	206,189
Noncurrent liabilities	879,000	1,016,135	7,060	—	1,902,195
Total liabilities	961,600	1,070,346	74,462	1,976	2,108,384
Stockholders' equity (deficit)	(524,200)	139,586	(24,398)	16,129	(392,883)
Liabilities and stockholders' equity (deficit)	437,400	1,209,932	50,064	18,105	1,715,501

The Company's recorded investment(1)	$245,047	$25,234	$(6,781)	$3,922	$267,422

(1)
Certain differences in the Company's recorded investments, and its proportional ownership share resulting from the Merger where the investments were recorded at fair value, are amortized to equity in (earnings) or losses over the estimated useful lives the underlying assets and liabilities. Other non-amortizing differences are considered to represent goodwill and are evaluated for impairment annually.

Schedule of components of the Company's recorded equity in earnings (losses) of non-consolidated entities

	12 Months Ended December 31, 2013 (Successor)
(In thousands)	NCM	DCIP	ORF	Other	Total
Revenues	$462,800	$182,659	$140,350	$18,517	$804,326
Operating costs and expenses	299,900	133,700	130,628	18,546	582,774

Net earnings (loss)	$162,900	$48,959	$9,722	$(29)	$221,552

	From Inception August 31, 2012 through December 31, 2012 (Successor)
(In thousands)	NCM	DCIP	ORF	Other	Total
Revenues	$178,100	$56,851	$39,701	$9,128	$283,780
Operating costs and expenses	144,000	43,052	61,083	11,088	259,223

Net earnings (loss)	$34,100	$13,799	$(21,382)	$(1,960)	$24,557

	March 30, 2012 through August 30, 2012 (Predecessor)
(In thousands)	NCM	DCIP	ORF	Other	Total
Revenues	$231,600	$71,560	$42,563	$14,680	$360,403
Operating costs and expenses	167,900	55,378	55,395	14,820	293,493

Net earnings (loss)	$63,700	$16,182	$(12,832)	$(140)	$66,910

	52 Weeks Ended March 29, 2012 (Predecessor)
(In thousands)	NCM	DCIP	ORF	Other	Total
Revenues	$443,700	$134,640	$44,842	$35,758	$658,940
Operating costs and expenses	311,100	129,690	74,294	36,837	551,921

Net earnings (loss)	$132,600	$4,950	$(29,452)	$(1,079)	$107,019

(In thousands)	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012	52 Weeks Ended March 29, 2012
	(Successor)	(Successor)	(Predecessor)	(Predecessor)

National CineMedia, LLC	$23,196	$4,271	$7,473	$28,489
Digital Cinema Implementation Partners, LLC	18,660	4,436	4,941	1,726
Open Road Releasing, LLC	4,861	(10,691)	(6,416)	(14,726)
Other	718	(496)	1,547	(2,930)

The Company's recorded equity in earnings (losses)	$47,435	$(2,480)	$7,545	$12,559

Schedule of changes in the carrying amount of the entity's investment in NCM and equity in earnings of NCM

(In thousands)	Investment in NCM(1)	Exhibitor Services Agreement(2)	Other Comprehensive (Income)	Cash Received (Paid)	Equity in (Earnings) Losses	Advertising (Revenue)
Ending balance March 31, 2011	$74,551	$(333,792)	$—

Receipt of excess cash distributions	$(6,444)	$—	$—	$25,275	$(18,831)	$—
Receipt under Tax Receivable Agreement(5)	(1,840)	—	—	6,248	(4,408)	—
Payment to retain Common Units(6)	—	214	—	(214)	—	—
Amortization of ESA	—	5,136	—	—	—	(5,136)
Equity in earnings(3)	5,250	—	—	—	(5,250)	—

Ending balance March 29, 2012	$71,517	$(328,442)	$—	$31,309	$(28,489)	$(5,136)

Receipt of excess cash distributions	$(1,701)	$—	$—	$6,667	$(4,966)	$—
Change in interest loss	(16)	—	—	—	16	—
Amortization of ESA	—	2,367	—	—	—	(2,367)
Equity in earnings(3)	2,523	—	—	—	(2,523)	—

Ending balance August 30, 2012	$72,323	$(326,075)	$—	$6,667	$(7,473)	$(2,367)

Purchase price fair value adjustment	177,832	3,453	—	—	—	—
Receipt of excess cash distributions	(10,176)	—	—	10,176		—
Amortization of ESA	—	4,468	—	—	—	(4,468)
Unrealized gain	797	—	(797)	—	—	—
Equity in earnings(3)	4,271	—	—	—	(4,271)	—

Ending balance December 31, 2012	$245,047	$(318,154)	$(797)	$10,176	$(4,271)	$(4,468)

Receipt of common units	26,315	(26,315)	—	—	—	—
Receipt of excess cash distributions	(27,453)	—	—	27,453	—	—
Amortization of ESA	—	14,556	—	—	—	(14,556)
Unrealized gain from cash flow hedge	1,485	—	(1,485)	—	—	—
Adjust carrying value of AC JV, LLC(8)	3,817	—	—	—	—	—
Change in interest gain(4)	5,012	—	—	—	(5,012)	—
Equity in earnings(3)	21,149	—	—	—	(21,149)	—
Equity in loss from amortization of basis difference(7)	(2,965)	—	—	—	2,965	—

Ending balance December 31, 2013	$272,407	$(329,913)	$(2,282)	$27,453	$(23,196)	$(14,556)

(1)
Represents AMC's investment through the date of the Merger on August 30, 2012 in 4,417,042 common membership units received under the Common Unit Adjustment Agreement dated as of February 13, 2007 (Predecessor Tranche 2 Investments). AMC's investment in 12,906,740 common membership units (Predecessor Tranche 1 Investment) was carried at zero cost through the date of the Merger. As of the date of the Merger, the Company's investment in NCM consisted of a single investment tranche (Tranche 1 Investment) consisting of 17,323,782 membership units recorded at fair value (Level 1). As a result of the Rave theatre acquisitions in December of 2012, and as provided under the Common Unit Adjustment Agreement, the Company received 1,728,988 additional NCM common membership units in 2013 valued at $26,315,000 and is recorded in a new tranche, (Tranche 2 Investment).

(2)
Represents the unamortized portion of the Exhibitor Services Agreement ("ESA") with NCM. Such amounts are being amortized to other theatre revenues over the remainder of the 30 year term of the ESA ending in 2036, using a units-of-revenue method, as described in ASC 470-10-35 (formerly EITF 88-18, Sales of Future Revenues). In connection with the Merger on August 30, 2012, the amounts related to the ESA were adjusted to estimated fair value.

(3)
Represents equity in earnings on the Predecessor Tranche 2 investments only through August 30, 2012. Subsequent to August 30, 2012, represents percentage of ownership equity in earnings for Successor on both Tranche 1 and Tranche 2 Investments.

(4)
Two non-cash gains were recorded to adjust the Company's investment balance due to NCM's issuance of 8,688,078 common membership units to other founding members, at a price per share in excess of the Company's average carrying amount per share.

(5)
Distributions received under the Tax Receivable Agreement ("TRA") in fiscal 2012, were allocated among the Predecessor Tranche 1 Investment and the Predecessor Tranche 2 Investments based on the ownership percentages as of the date of the related NCM, Inc. taxable year to which the distribution relates. Post Merger, the TRA was recorded at fair value as an Intangible Asset. Amortization of the TRA intangible asset and cash receipts are recorded to Investment Expense (Income).

(6)
As a result of theatre closings and a related decline in attendance, the NCM Common Unit Adjustment for calendar 2011 called for a reduction in common units. The Company elected to pay NCM $214,000 to retain 16,717 common units effective March 16, 2012. The amount paid to retain the units decreased the amount for exhibitor services agreement available for amortization to advertising income for future periods.

(7)
Certain differences between the Company's carrying value and the Company's share of NCM's membership equity have been identified and are amortized to equity in earnings over the respective lives of the assets and liabilities.

(8)
On December 26, 2013, NCM spun-off its Fathom Events business to a newly formed limited liability company, AC JV, LLC which is owned 32% by each founding member and 4% by NCM. In consideration for the sale, each of the three founding members issued promissory notes of approximately $8,333,000 to NCM. The Company's share of the gain recorded by NCM, as a result of the spin-off, has been excluded from equity in earnings and has been applied as a reduction in the carrying value of AC JV, LLC investment.

NCM
Investments
Schedule of transactions

(In thousands)	December 31, 2013	December 31, 2012
	(Successor)	(Successor)
Due from NCM for on-screen advertising revenue	$2,266	$1,978
Due to NCM for Exhibitor Services Agreement	2,429	2,021

(In thousands)	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012	52 Weeks Ended March 29, 2012
	(Successor)	(Successor)	(Predecessor)	(Predecessor)

Net NCM screen advertising revenues	$33,790	$11,086	$11,731	$24,351
NCM beverage advertising expense	13,809	4,197	6,326	13,447

DCIP
Investments
Schedule of transactions

(In thousands)	December 31, 2013	December 31, 2012
	(Successor)	(Successor)
Due from DCIP for equipment and warranty purchases	$663	$736
Deferred rent liability for digital projectors	7,747	1,810

(In thousands)	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012	52 Weeks Ended March 29, 2012
	(Successor)	(Successor)	(Predecessor)	(Predecessor)

Digital equipment rental expense (continuing operations)	$11,077	$3,338	$3,624	$6,969

Open Road Releasing, LLC, operator of ORF
Investments
Schedule of transactions

(In thousands)	December 31, 2013	December 31, 2012
	(Successor)	(Successor)
Due from Open Road Films	$2,658	$1,950
Film rent payable to Open Road Films	1,959	326

(In thousands)	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012	52 Weeks Ended March 29, 2012
	(Successor)	(Successor)	(Predecessor)	(Predecessor)

Gross film exhibition cost on Open Road Films	$12,700	$5,500	$1,550	$7,000